COMMITMENTS	12 Months Ended
Dec. 31, 2012
COMMITMENTS
21.	COMMITMENTS

The Company has operating lease agreements principally for its office properties in the PRC. The leases have remaining terms ranging from 12 to 24 months except for one land lease which is due in 2022. The leases are renewable subject to negotiation. Rental expense was RMB3,867, RMB3,243 and RMB3,570 (US$573), for the years ended December 31, 2010, 2011 and 2012, respectively.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 are as follows:

Years ending December 31,	RMB	US$
2013	2,276	365
2014	907	146
2015	374	60
2016	282	45
2017	290	47
thereafter	1,351	217

Total	5,480	880

The Company has entered into franchise agreements to undertake marketing, distribution and service activities. Under these agreements, the Company is obligated to provide advertising, training and telephone support associated with its software licenses and products. Other than as disclosed herein, the Company did not have any significant outstanding obligations or commitments at December 31, 2012.